Property, plant and equipment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, plant and equipment
Balance, at the beginning of the year	€ 9,464	€ 16,590
Currency translation differences	34	40
Balance, at the end of the year	6,808	9,464	€ 16,590
Buildings
Property, plant and equipment
Balance, at the beginning of the year	2,463	2,773
Currency translation differences	3	2
Balance, at the end of the year	2,223	2,463	2,773
Plant
Property, plant and equipment
Balance, at the beginning of the year	3,195	5,869
Currency translation differences	11	12
Balance, at the end of the year	2,550	3,195	5,869
Other equipment, furniture and fixtures
Property, plant and equipment
Balance, at the beginning of the year	3,806	7,948
Currency translation differences	20	26
Balance, at the end of the year	2,035	3,806	7,948
Cost
Property, plant and equipment
Balance, at the beginning of the year	33,056	30,073	17,696
Additions	528	2,915	9,890
Disposal	(3,087)	(1,097)	(612)
Transfers from right-of-use assets	2,628	1,165	3,099
Balance, at the end of the year	33,159	33,056	30,073
Cost | Buildings
Property, plant and equipment
Balance, at the beginning of the year	3,364	3,359	3,254
Additions		5	105
Balance, at the end of the year	3,367	3,364	3,359
Cost | Plant
Property, plant and equipment
Balance, at the beginning of the year	15,054	14,124	9,730
Additions	24	144	1,295
Disposal	(66)	(379)
Transfers from right-of-use assets	2,628	1,165	3,099
Balance, at the end of the year	17,651	15,054	14,124
Cost | Other equipment, furniture and fixtures
Property, plant and equipment
Balance, at the beginning of the year	14,638	12,590	4,712
Additions	504	2,766	8,490
Disposal	(3,021)	(718)	(612)
Balance, at the end of the year	12,141	14,638	12,590
Accumulated depreciation, amortization and impairment
Property, plant and equipment
Balance, at the beginning of the year	(23,592)	(13,483)	(9,320)
Depreciation	3,975	9,990	3,100
Disposal	2,985	374	44
Transfers from right-of-use assets	1,729	493	1,107
Balance, at the end of the year	(26,351)	(23,592)	(13,483)
Accumulated depreciation, amortization and impairment | Buildings
Property, plant and equipment
Balance, at the beginning of the year	(901)	(586)	(392)
Depreciation	241	315	194
Balance, at the end of the year	(1,144)	(901)	(586)
Accumulated depreciation, amortization and impairment | Plant
Property, plant and equipment
Balance, at the beginning of the year	(11,859)	(8,255)	(6,155)
Depreciation	1,568	3,268	993
Disposal	67	157
Transfers from right-of-use assets	1,729	493	1,107
Balance, at the end of the year	(15,101)	(11,859)	(8,255)
Accumulated depreciation, amortization and impairment | Other equipment, furniture and fixtures
Property, plant and equipment
Balance, at the beginning of the year	(10,832)	(4,642)	(2,773)
Depreciation	2,166	6,407	1,913
Disposal	2,918	217	44
Balance, at the end of the year	€ (10,106)	€ (10,832)	€ (4,642)